Stock-Based Compensation Expense (Tables)	12 Months Ended
Mar. 31, 2024
Stock-Based Compensation Expense [Abstract]
Schedule of Stock-Based Compensation Expense

The following tables summarizes total stock-based compensation expense by function for the years ended March 31, 2024 and March 31, 2023:

	March 31, 2024	March 31, 2023
Cost of revenue	$134,883	$575,662
Technology expenses	162,789	341,370
Marketing expenses	19,228	58,822
General and administrative expenses	1,566,833	2,634,244
Total stock-based compensation expense	1,883,733	3,610,097

Schedule of Fair Value of Options Granted is Estimated on the Date of Grant Using the Black-Scholes-Merton Option-Pricing Model

The fair value of options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model using the weighted average assumptions. No grants were made during the year ended March 31, 2023. The assumptions for the year ended March 31, 2023 are as follows:

March 31, 2023
Dividend yield	0.00%
Expected volatility	60.00%
Risk-free interest rate	2.39-2.81%
Exercise price	$2.20
Expected life (in years)	5.5 - 7
Attrition rate	30.00%

Schedule of Stock-Based Options Outstanding and Their Related Weighted Average Exercise

The movement in number of stock-based options outstanding and their related weighted average exercise price for the 2012 Equity Incentive Plan are as follows:

	2024		2023
	No. of options	Weighted average exercise price	No. of options	Weighted average exercise price
Outstanding at the beginning of the year	16,258,113	$1.82	16,081,481	$1.78
Granted during the year		-	1,873,500	2.20
Forfeited during the year	(730,460)	1.81	(1,696,868)	1.78
Exercised during the year	-	-	-	-
Cancelled during the year *	(14,808,486)	-	-	1.82
Transferred to merged Company *	(719,167)	-	-
Outstanding at the end of the period	-		16,258,113

Exercisable at the end of the period	-	-	9,152,861	1.54
Unvested at the end of the period	-	-	7,105,252	2.20
*	During the year ended March 31, 2024, in relation to the Reverse Recapitalization transaction, Zoomcar, Inc. has cancelled 14,808,486 (prior to Reverse Stock Split) outstanding options, the unrecognized cost of $1,265,828 related to the cancelled options was immediately recognized in the Consolidated Statement of Operation. Further, the Company has assumed 719,167 (prior to Reverse Stock Split) options of Zoomcar, Inc. at the Exchange Ratio of 0.0284 (prior to Reverse Stock Split) resulting in 10 (204 prior to Second Reverse Stock Split and 20,435 prior to First Reverse Stock Split) options which is outstanding under the 2023 Incentive Plan

Schedule of Weighted Average Remaining Life	Weighted average remaining life (in years)
As at	March 31, 2024	March 31, 2023
Vested options	-	6.67
Unvested options	-	8.49